Unaudited Condensed Consolidated Balance Sheets		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash		$ 12,877,052	$ 1,640,410	$ 19,659,787
Restricted cash		2,340,000	298,093	2,340,000
Accounts receivable, net		389,104	49,568	1,120,562
Prepaid expenses and deposits, current, net		8,844,912	1,126,754	10,540,963
Investment at fair value		343,862	43,805	343,862
Total current assets		24,794,930	3,158,630	34,005,174
Non-current assets
Property and equipment, net		304,993	38,853	403,107
Intangible assets, net		17,569,561	2,238,190	18,787,163
Operating lease right-of-use assets		852,343	108,580	1,563,916
Prepaid expenses and deposits, non-current, net		219,040	27,904	3,546,051
Total non-current assets		18,945,937	2,413,527	24,300,237
Total assets		43,740,867	5,572,157	58,305,411
Current liabilities
Accrued expenses and other payables		1,227,915	156,424	2,520,843
Bank borrowings, current		3,756,931	478,596	4,012,047
Contract liabilities		12,302,724	1,567,246	8,669,448
Operating lease liabilities, current		852,343	108,580	1,440,666
Income tax payable		93,409	11,899	93,409
Total current liabilities		18,233,322	2,322,745	17,042,523
Non-current liabilities
Contract liabilities, non-current		100,427	12,793	104,714
Bank borrowings, non-current		314,363	40,047	2,047,639
Operating lease liabilities, non-current		0	0	123,249
Deferred tax liabilities, net		2,862,758	364,687	3,074,714
Total non-current liabilities		3,277,548	417,527	5,350,316
Total liabilities		21,510,870	2,740,272	22,392,839
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Class A and Class B Ordinary Shares, authorized to issue an unlimited number of ordinary shares of no par value, 1,656,459 (Class A , 525,597, and Class B, 1,130,862) shares issued and outstanding as of December 31, 2024 and June 30, 2025 *	[1]	3,900	500	3,900
Additional paid-in capital		46,418,547	5,950,729	46,418,547
Retained earnings		(24,127,811)	(3,094,671)	(10,432,447)
Accumulated other comprehensive loss		(64,639)	(24,673)	(77,428)
Total shareholders’ equity		22,229,997	2,831,885	35,912,572
Total liabilities and shareholders’ equity		43,740,867	5,572,157	58,305,411
Related party
Current liabilities
Amount due to a related party		$ 0	$ 0	$ 306,110

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 13 for additional information.